Share-based payments - Additional Information (Detail) $ in Thousands			12 Months Ended
	Nov. 01, 2015 Tranches	May 01, 2014 OptionPlans	Dec. 31, 2017 USD ($) Options shares	Dec. 31, 2016 USD ($) shares Options	Dec. 31, 2015 USD ($) shares Options	Dec. 31, 2017 CAD ($) Options	Dec. 31, 2016 CAD ($) shares Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share option plans | OptionPlans		2
Expense from share-based payment transactions			$ 11,218	$ 10,559
Employee stock option plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of employee option plan			5 years
Description of option pricing model, share options granted			Generally, Employee Plan Options granted before November 1, 2015 vest in three equal and separate tranches with the first tranche vesting on the grant date and the second and third tranches vesting on the second and third anniversary dates of the grant date. Employee Plan Options granted on or after November 1, 2015 vest in three equal and separate tranches with vesting commencing one year after the date of grant and the second and third tranches vesting on the second and third anniversary of the grant date. Employee Plan Options are subject to withholding tax on exercise, withholding tax is paid by the Employee Option holder to the Company prior to receipt of the shares received pursuant to exercise.
Number of tranches | Tranches	3
Number of share options available to grant under the plan | shares			14,155,248	14,701,541
Number of share purchase options vested and exercisable | Options			18,583,426	18,164,617		18,583,426	18,164,617
Weighted average exercise price of share purchase options vested and exercisable						$ 7.34	$ 9.64
Expense from share-based payment transactions			$ 6,736	$ 6,812
Weighted average fair value per stock option						$ 1.53	$ 1.02
Directors and officers stock option plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of employee option plan			5 years
Description of option pricing model, share options granted			Generally, D&O Plan Options granted before November 1, 2015 vest in three equal and separate tranches with the first tranche vesting on the grant date and the second and third tranches vesting on the second and third anniversary dates of the grant date. D&O Plan Options granted on or after November 1, 2015 vest in three equal and separate tranches with vesting commencing one year after the date of grant and the second and third tranches vesting on the second and third anniversary of the grant date.
Number of tranches | Tranches	3
Number of share options available to grant under the plan | shares			3,720,125	4,243,018
Restricted share unit plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of option pricing model, share options granted			The RSUs vest as follows one third on the first anniversary of the grant date, one third on the second anniversary of the grant date and one third on the third anniversary of the grant date. RSUs terminate on the third anniversary of the grant date.
Number of share purchase options vested and exercisable | shares				596,780	283,736		596,780
Vesting percentage on first anniversary			33.33%
Vesting percentage on second anniversary			33.33%
Vesting percentage on third anniversary			33.33%
Maximum number of shares reserved for issue under options | Options			5,000,000			5,000,000
Number of share options granted in share-based payment arrangement | Options			936,832	784,203
Weighted average fair value per stock option						$ 4.49	$ 3.22
Number of share purchased held in trust share-based payment arrangement | shares				1,706,096	549,507
Compensation expense				$ 2,716	$ 1,888
Number of shares outstanding | Options			1,706,096	1,240,174	884,846	1,706,096	1,240,174
Deferred share units plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of option pricing model, share options granted			Final receipt of the Redemption Notice is due fifteen (15) trading days after the Termination Date but no later than December 31 of the first calendar year commencing after the calendar year in which the Termination Date occurred (the "Redemption Date"), the Participant shall have the right to receive, and shall receive, with respect to all DUs held at the Redemption Date a cash payment equal to the market value of such DUs as of the Redemption Date.
Trading days			15 days
Number of shares outstanding | Options			596,836	498,390		596,836	498,390
Liabilities from share-based payment transactions			$ 866	$ 1,604
Compensation expense (income)			$ 1,023	$ 295
Performance share unit [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of option pricing model, share options granted			PSUs cliff vest on the third anniversary of the grant date (the "Redemption Date") and are subject to terms and conditions including the achievement of predetermined performance criteria (the "Performance Criteria").
Maximum number of shares reserved for issue under options | Options			3,130,000			3,130,000
Number of share options granted in share-based payment arrangement | Options			569,719	796,652
Compensation expense			$ 2,789	$ 1,564
Performance share unit [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance target award (range)			0.00%
Performance share unit [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance target award (range)			200.00%